DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2023	12/31/2022
Amounts receivable for spot and forward transactions pending settlement	2,869,609	634,487
Amounts payable for spot and forward transactions pending settlement	158,431	182,977
Put option taken with Central Bank	767,053	102,917
	3,795,093	920,381

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2023	12/31/2022
Forward sales of foreign exchange without delivery of underlying assets	16,963,766	42,092,038
Forward purchases of foreign exchange without delivery of underlying assets	20,797,187	12,486,369